LEASES - Future minimum lease payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
2025	¥ 2,343,387	$ 321,100
2026	1,770,850	242,649
2027	1,072,046	146,896
2028	568,125	77,847
2029 and thereafter	253,771	34,772
Less: interest	(334,263)	(45,802)
Total	¥ 5,673,916	$ 777,462	¥ 4,966,165